REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020
Financing Receivable, Impaired [Line Items]
Total Revenue	$ 43,582	$ 2,926	$ 8,729	$ 5,043
Revenue from Continuing Operations	39,124	32,591	78,930	67,701
Revenue from Discontinued Operations	4,458	2,926	8,729	5,043
CALIFORNIA
Financing Receivable, Impaired [Line Items]
Total Revenue	23,368	19,775	47,994	40,508
NEVADA
Financing Receivable, Impaired [Line Items]
Total Revenue	3,855	3,020	7,935	6,792
FLORIDA
Financing Receivable, Impaired [Line Items]
Total Revenue	3,607	3,144	6,677	5,337
ILLINOIS
Financing Receivable, Impaired [Line Items]
Total Revenue	4,105	4,909	8,434	11,723
ARIZONA
Financing Receivable, Impaired [Line Items]
Total Revenue	4,174	1,743	7,875	3,341
MASSACHUSETTS
Financing Receivable, Impaired [Line Items]
Total Revenue	$ 15		$ 15